UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th Street
New York, New York 10019

(Address of principal executive offices)

Yutaka Itabashi
Worldwide Plaza
309 West 49th Street
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:  February 28, 2016

Date of reporting period:  March 1, 2015 - May 31, 2015

Item 1. Schedule of Investments

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
May 31, 2015

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
JAPANESE EQUITY SECURITIES

Banks
Akita Bank, Ltd.*	1,465,000	$3,981,598	$4,547,305	$565,707	1.4
General banking services
The Kagoshima Bank, Ltd.	816,000	5,520,073	5,743,282	223,209	1.7
General banking services
The Yamanashi Chuo Bank, Ltd.	1,417,000	6,222,241	6,511,791	289,550	2.0
General banking services
Total Banks		15,723,912	16,802,378	1,078,466	5.1

Chemicals
Fujikura Kasei Co., Ltd.*	701,700	3,254,651	3,332,134	77,483	1.0
Specialty coating materials and fine chemicals
Sakai Chemical Industry Co., Ltd.*	2,255,000	6,953,182	7,453,944	500,762	2.2
Titanium oxide, polyvinyl chloride stabilizers, and pharmaceuticals
Tenma Corporation	210,500	2,708,709	3,575,793	867,084	1.1
Plastic molding company
Total Chemicals		12,916,542	14,361,871	1,445,329	4.3

Construction
Toenec Corporation	1,785,000	9,895,381	9,483,734	(411,647)	2.8
Constructs comprehensive building facilities
Total Construction		9,895,381	9,483,734	(411,647)	2.8

Electric Appliances
Espec Corp	316,300	2,417,346	3,575,222	1,157,876	1.1
Meteorological testing devices
Kitagawa Industries Co., Ltd.	342,000	3,596,953	3,915,346	318,393	1.2
Industrial fasteners and electromagnetic wave resistant parts
Nichicon Corporation	513,800	4,044,932	4,357,783	312,851	1.3
Manufacture and sale of capacitors and transformers
Total Electric Appliances		10,059,231	11,848,351	1,789,120	3.6

Financing Business
Hitachi Capital Corporation	159,400	3,411,544	3,836,087	424,543	1.2
Financial services
Ricoh Leasing Company, Ltd.	140,500	3,707,406	4,140,182	432,776	1.2
Office automation equipment leasing
Total Financing Business		7,118,950	7,976,269	857,319	2.4

Food
Fuji Oil Co., Ltd.	305,200	5,159,268	4,854,756	(304,512)	1.5
Palm oil and coconut oil
Total Food		5,159,268	4,854,756	(304,512)	1.5

Glass and Ceramics Products
Nichiha Corporation	315,300	3,212,280	4,268,059	1,055,779	1.3
Ceramic exterior walls and other construction materials
Total Glass and Ceramics Products		3,212,280	4,268,059	1,055,779	1.3

Information and Communication
Okinawa Cellular Telephone Company	139,700	3,574,107	3,919,507	345,400	1.2
Cellular and car phone services
Otsuka Corporation	87,500	2,884,720	4,260,894	1,376,174	1.3
Computer information system developer
Total Information and Communication		6,458,827	8,180,401	1,721,574	2.5

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Iron and Steel
Chubu Steel Plate Co., Ltd.	795,400	$3,330,889	$3,360,258	$29,369	1.0
Manufactures electric furnace steel plates
Mory Industries Inc.	1,085,000	3,979,554	3,516,507	(463,047)	1.1
Stainless pipes
Nichia Steel Works, Ltd.*	1,686,500	5,353,393	4,201,463	(1,151,930)	1.3
Produces and sells steel products
Osaka Steel Co., Ltd.	316,800	5,743,215	5,928,107	184,892	1.8
Electric furnace steelmaker
Total Iron and Steel		18,407,051	17,006,335	(1,400,716)	5.2

Machinery
Hisaka Works, Ltd.	553,200	5,233,914	4,964,015	(269,899)	1.5
Heat exchangers and evaporators
Oiles Corporation	186,980	3,469,711	3,311,929	(157,782)	1.0
Manufactures oilless bearings
Sato Corporation	127,200	2,182,432	3,297,037	1,114,605	1.0
Automation recognition systems
Sintokogio, Ltd.	598,800	4,540,071	5,691,822	1,151,751	1.7
Engineering equipment
Total Machinery		15,426,128	17,264,803	1,838,675	5.2

Metal Products
Neturen Co., Ltd.	524,300	3,519,314	3,817,011	297,697	1.1
Induction hardening equipment
NHK Spring Co., Ltd.	343,600	3,299,287	4,047,242	747,955	1.2
Automobile-related products
Piolax, Inc.	89,500	2,818,833	4,170,678	1,351,845	1.2
Production and sale of automobile parts
Rinnai Corporation	53,000	3,472,217	4,089,249	617,032	1.2
Manufactures and sells gas appliances
Total Metal Products		13,109,651	16,124,180	3,014,529	4.7

Other Products
Fuji Seal International, Inc.	117,100	3,460,624	3,299,589	(161,035)	1.0
Packaging-related materials and machinery
Nishikawa Rubber Company Ltd.	279,900	4,635,260	4,438,774	(196,486)	1.3
Rubber products
Total Other Products		8,095,884	7,738,363	(357,521)	2.3

Real Estate
Keihanshin Building Co., Ltd.	851,200	4,767,206	4,906,744	139,538	1.5
Real estate leasing and building management
Total Real Estate		4,767,206	4,906,744	139,538	1.5

Retail Trade
Arc Land Sakamoto Co., Ltd.	169,600	2,903,872	3,984,475	1,080,603	1.2
Operates home centers
Create S D Co., Ltd.	145,600	5,023,904	6,057,129	1,033,225	1.8
Drug store chain
Shimamura Co., Ltd.	33,000	3,767,092	3,562,462	(204,630)	1.1
Clothing chain
United Arrows Ltd.	117,000	3,970,019	3,815,576	(154,443)	1.1
Operates fashion stores
Total Retail Trade		15,664,887	17,419,642	1,754,755	5.2

Textiles and Apparel
Hogy Medical Co., Ltd.	77,000	3,684,008	3,762,002	77,994	1.1
Medical supply products
Total Textiles and Apparel		3,684,008	3,762,002	77,994	1.1

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Transportation and Warehousing
Japan Transcity Corporation	1,574,000	$5,370,779	$5,393,236	$22,457	1.6
Warehousing and transportation services
Meiko Trans Co., Ltd.	419,000	4,321,368	3,415,238	(906,130)	1.0
Operates port-harbor transport facilities
Trancom Co., Ltd.	84,100	2,629,530	3,939,380	1,309,850	1.2
Logistics services
Total Transportation and Warehousing		12,321,677	12,747,854	426,177	3.8

Transportation Equipment
Nissin Kogyo Co., Ltd.	227,500	4,021,936	3,862,739	(159,197)	1.2
Brake systems
Total Transportation Equipment		4,021,936	3,862,739	(159,197)	1.2

Utilities
The Okinawa Electric Power Company, Incorporated*	251,250	5,792,629	6,502,298	709,669	2.0
Thermal power
Total Utilities		5,792,629	6,502,298	709,669	2.0

Wholesale Trade
Matsuda Sangyo Co., Ltd.	387,100	4,800,191	4,818,658	18,467	1.4
Wholesales precious metals, electronic materials, and food
Siix Corporation	249,100	3,226,101	7,300,185	4,074,084	2.2
Video, audio, and office equipment
Ryoden Trading Company, Ltd.	929,000	6,355,013	6,920,595	565,582	2.1
Electronic components
Sugimoto & Co., Ltd.	277,700	2,495,938	3,358,326	862,388	1.0
Tools and measuring instruments
Total Wholesale Trade		16,877,243	22,397,764	5,520,521	6.7

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES		$188,712,691	$207,508,543	$18,795,852	62.4

INVESTMENT IN FOREIGN CURRENCY
Japanese Yen
Non- interest bearing account		3,982,822	3,856,341	(126,481)	1.2
TOTAL INVESTMENT IN FOREIGN CURRENCY		$3,982,822	$3,856,341	$(126,481)	1.2

TOTAL INVESTMENTS		$192,695,513	$211,364,884	$18,669,371	63.6

OTHER ASSETS LESS LIABILITIES, NET			$121,575,888		36.4

NET ASSETS			$332,940,772		100.0

Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $23,336,590
Aggregate gross unrealized depreciation for all securities in which there is an excess of value over tax cost was $(4,540,738)

*Non-Income Producing Security

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2015
Japanese Yen:	124.035 = $1.00

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2015.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Level	Investments in Securities
Level 1
Equity Securities	$207,508,543.00
Foreign Currency	3,856,341.00
Level 2	–
Level 3	–
Total	$211,364,884.00

During the quarter ended May 31, 2015, there were no transfers between Level 1 and Level 2 and the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.
(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:	/s/ Yutaka Itabashi
Yutaka Itabashi, President
(Principal Executive Officer)

Date:  July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Yutaka Itabashi
Yutaka Itabashi, President
(Principal Executive Officer)

Date:  July 1, 2015

By:	/s/ Amy J. Marose
Amy J. Marose, Treasurer
(Principal Financial Officer)

Date:  July 1, 2015